Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Leases (Details) [Line Items]
Total lease expense	$ 770,272	$ 367,869
Minimum [Member]
Leases (Details) [Line Items]
Remaining lease terms			1 year
Maximum [Member]
Leases (Details) [Line Items]
Remaining lease terms			10 years